SHAREHOLDERS' DEFICIT - Preference Shares (Details) - $ / shares	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
SHAREHOLDERS' DEFICIT
Preferred stock, par value, (per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preference shares, shares authorized	5,000,000	5,000,000	5,000,000
Preference shares, shares issued	0	0	0
Preference shares, shares outstanding	0	0	0